CONVERTIBLE NOTE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE

The amortized cost of the Convertible Note consisted of the following:

Convertible Note Principal- Issued in November 2024	$1,635,000
Debt issuance discount	(135,000)
Debt discount of fair value for pre-delivery Shares	(1,499,150)
Interest accrued	11,970
Convertible Notes Principal and accrued interest as of December 31, 2024	12,820

Amortization of debt discount and fair value for pre-delivery shares	1,421,069
Principal and accrued accrued interest converted into Common stock	(1,382,664)
Convertible Notes Principal and accrued interest as of June 30, 2025	$51,225

The amortized cost of the Convertible Note as of December 31, 2024 consisted of the following:

As of December 31, 2024
Convertible Note Principal- Issued in November 2024	$1,635,000
Convertible Note Interest Adjustment	(123,030)
Fair value adjustment for Pre-Delivery Shares related to the issuance of Convertible Note	(1,499,150)
Total	$12,820